Schedule of Outstanding Warrants (Details)	9 Months Ended
Sep. 30, 2023 $ / shares shares
Class of Warrant or Right [Line Items]
Number of Warrants | shares	3,796,164
Exercise Price [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 0.0007
Expiration Period	2030
Number of Warrants | shares	274,286
Exercise Price One [Member]
Class of Warrant or Right [Line Items]
Number of Warrants | shares	460,445
Exercise Price One [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 2.10
Expiration Period	2026
Exercise Price One [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 2.66
Expiration Period	2032
Exercise Price Two [Member]
Class of Warrant or Right [Line Items]
Number of Warrants | shares	115,277
Exercise Price Two [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 3.36
Expiration Period	2028
Exercise Price Two [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 4.27
Expiration Period	2029
Exercise Price Three [Member]
Class of Warrant or Right [Line Items]
Number of Warrants | shares	1,484,929
Exercise Price Three [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 6.51
Expiration Period	2026
Exercise Price Three [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 7.80
Expiration Period	2032
Exercise Price Four [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 8.125
Number of Warrants | shares	1,461,227
Exercise Price Four [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Expiration Period	2027
Exercise Price Four [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Expiration Period	2028